UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03639

Morgan Stanley Mid Cap Growth Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                10036

(Address of principal executive offices)                (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid Cap Growth Fund

Portfolio of Investments ▪ December 31, 2011 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.5%)
	Air Transport (2.0%)
155,156	Expeditors International of Washington, Inc.	$6,355,190

	Alternative Energy (3.5%)
105,712	Range Resources Corp.	6,547,801
153,776	Ultra Petroleum Corp. (a)	4,556,383

		11,104,184

	Asset Management & Custodian (0.7%)
55,412	Greenhill & Co., Inc.	2,015,334

	Biotechnology (3.1%)
66,134	IDEXX Laboratories, Inc. (a)	5,089,672
151,754	Illumina, Inc. (a)	4,625,462

		9,715,134

	Cement (1.1%)
45,865	Martin Marietta Materials, Inc.	3,458,680

	Chemicals: Diversified (2.5%)
160,945	Intrepid Potash, Inc. (a)	3,642,185
106,185	Rockwood Holdings, Inc. (a)	4,180,504

		7,822,689

	Commercial Services (7.6%)
132,791	Gartner, Inc. (a)	4,617,143
163,002	Intertek Group PLC (United Kingdom)	5,151,442
174,558	Leucadia National Corp.	3,969,449
30,265	MercadoLibre, Inc. (Brazil)	2,407,278
139,788	Weight Watchers International, Inc.	7,689,738

		23,835,050

	Communications Technology (5.2%)
29,495	Millicom International Cellular SA SDR (Sweden)	2,955,050
293,151	Motorola Solutions, Inc.	13,569,960

		16,525,010

	Computer Services, Software & Systems (11.9%)
171,698	Akamai Technologies, Inc. (a)	5,542,412
1,625,400	Alibaba.com Ltd. (China) (a)(b)	1,680,525
40,446	Citrix Systems, Inc. (a)	2,455,881
60,152	IHS, Inc., Class A (a)	5,182,696
77,757	LinkedIn Corp., Class A (a)	4,899,469
94,635	Red Hat, Inc. (a)	3,907,479
53,977	Salesforce.com, Inc. (a)	5,476,506
139,805	Solera Holdings, Inc.	6,226,915
240,913	Zynga, Inc., Class A (a)	2,266,991

		37,638,874

	Computer Technology (3.0%)
71,259	NVIDIA Corp. (a)	987,650
308,295	Yandex N.V., Class A (Russia) (a)	6,073,411
160,399	Youku.com, Inc. ADR (China) (a)	2,513,452

		9,574,513

	Consumer Lending (1.5%)
40,106	IntercontinentalExchange, Inc. (a)	4,834,778

	Consumer Services: Miscellaneous (2.5%)
558,146	Qualicorp SA (Brazil) (a)	5,012,168
2,339,500	Sun Art Retail Group Ltd. (Hong Kong) (a)	2,924,902

		7,937,070

	Cosmetics (0.9%)
150,669	Natura Cosmeticos SA (Brazil)	2,928,968

Morgan Stanley Mid Cap Growth Fund

Portfolio of Investments ▪ December 31, 2011 (unaudited) continued

	Diversified Materials & Processing (1.6%)
43,294	Schindler Holding AG (Switzerland)	$5,042,440

	Diversified Media (3.2%)
53,082	Factset Research Systems, Inc.	4,632,997
119,353	McGraw-Hill Cos., Inc. (The)	5,367,304

		10,000,301

	Diversified Retail (9.5%)
117,670	Ctrip.com International Ltd. ADR (China) (a)	2,753,478
58,722	Dollar Tree, Inc. (a)	4,880,386
256,589	Fastenal Co.	11,189,846
47,878	Groupon, Inc. (a)	987,723
372,752	Groupon, Inc., Series A (a)(c)(d)	7,048,740
44,292	NetFlix, Inc. (a)	3,068,993

		29,929,166

	Education Services (1.0%)
126,556	New Oriental Education & Technology Group, Inc. ADR (China) (a)	3,043,672

	Electronic Entertainment (0.7%)
160,805	Nexon Co., Ltd. (Korea, Republic of) (a)	2,312,734

	Financial Data & Systems (5.4%)
261,675	MSCI, Inc., Class A (a)	8,616,958
211,136	Verisk Analytics, Inc., Class A (a)	8,472,887

		17,089,845

	Health Care Services (2.4%)
58,603	athenahealth, Inc. (a)	2,878,580
59,472	Stericycle, Inc. (a)	4,634,058

		7,512,638

	Medical & Dental Instruments & Supplies (1.3%)
61,023	Techne Corp.	4,165,430

	Medical Equipment (3.8%)
26,150	Intuitive Surgical, Inc. (a)	12,107,711

	Metals & Minerals: Diversified (1.4%)
1,200,208	Lynas Corp. Ltd. (Australia) (a)	1,282,814
134,404	Molycorp, Inc. (a)	3,223,008

		4,505,822

	Pharmaceuticals (5.5%)
21,492	Gen-Probe, Inc. (a)	1,270,607
176,721	Ironwood Pharmaceuticals, Inc. (a)	2,115,351
117,862	Mead Johnson Nutrition Co.	8,100,655
122,499	Valeant Pharmaceuticals International, Inc. (Canada) (a)	5,719,478

		17,206,091

	Publishing (1.5%)
79,610	Morningstar, Inc.	4,732,814

	Recreational Vehicles & Boats (3.4%)
436,866	Edenred (France)	10,754,174

	Restaurants (1.1%)
142,364	Dunkin’ Brands Group, Inc. (a)	3,556,253

	Scientific Instruments: Pollution Control (1.0%)
235,503	Covanta Holding Corp.	3,224,036

	Semiconductors & Components (2.4%)
200,475	ARM Holdings PLC ADR (United Kingdom)	5,547,143
58,827	First Solar, Inc. (a)	1,986,000

		7,533,143

	Shipping (1.1%)
47,023	C.H. Robinson Worldwide, Inc.	3,281,265

	Utilities: Electrical (1.7%)
194,898	Brookfield Infrastructure Partners LP (Canada)	5,398,675

	Total Common Stocks (Cost $273,651,289)	295,141,684

Morgan Stanley Mid Cap Growth Fund

Portfolio of Investments ▪ December 31, 2011 (unaudited) continued

	Convertible Preferred Stocks (1.4%)
	Alternative Energy (0.9%)
618,623	Better Place, Inc. (a)(c)(d)		$2,808,548

	Computer Services, Software & Systems (0.2%)
41,492	Workday, Inc. (a)(c)(d)		550,184

	Technology: Miscellaneous (0.3%)
28,639	Peixe Urbano, Inc. (Brazil) (a)(c)(d)		942,822

	Total Convertible Preferred Stocks (Cost $3,039,562)		4,301,554

	Preferred Stock (0.6%)
	Computer Services, Software & Systems
205,470	Zynga, Inc., Series C (Cost $2,882,562) (a)(c)(d)		1,740,331

NUMBER OF SHARES (000)
	Short-Term Investment (4.9%)
	Investment Company
15,565	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $15,565,306)(e)		15,565,306

	Total Investments (Cost $295,138,719) (f)	100.4%	316,748,875
	Liabilities in Excess of Other Assets	(0.4)	(1,099,452)

	Net Assets	100.0%	$315,649,423

ADR	American Depositary Receipt.
SDR	Swedish Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	At December 31, 2011, the Fund held fair valued securities valued at $13,090,625, representing 4.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	Illiquid security. Resale is restricted to qualified institutional investors.
(e)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mid Cap Growth Fund

Notes to Portfolio of Investments ¡ December 31, 2011 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011.

Investment Type	Level 1 Unadjusted quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Air Transport	$6,355,190	$	—	$—	$6,355,190
Alternative Energy	11,104,184		—	—	11,104,184
Asset Management & Custodian	2,015,334		—	—	2,015,334
Biotechnology	9,715,134		—	—	9,715,134
Cement	3,458,680		—	—	3,458,680
Chemicals: Diversified	7,822,689		—	—	7,822,689
Commercial Services	23,835,050		—	—	23,835,050
Communications Technology	16,525,010		—	—	16,525,010
Computer Services, Software & Systems	37,638,874		—	—	37,638,874
Computer Technology	9,574,513		—	—	9,574,513
Consumer Lending	4,834,778		—	—	4,834,778
Consumer Services: Miscellaneous	7,937,070		—	—	7,937,070
Cosmetics	2,928,968		—	—	2,928,968
Diversified Materials & Processing	5,042,440		—	—	5,042,440
Diversified Media	10,000,301		—	—	10,000,301
Diversified Retail	22,880,426		—	7,048,740	29,929,166
Education Services	3,043,672		—	—	3,043,672
Electronic Entertainment	2,312,734		—	—	2,312,734
Financial Data & Systems	17,089,845		—	—	17,089,845
Health Care Services	7,512,638		—	—	7,512,638
Medical & Dental Instruments & Supplies	4,165,430		—	—	4,165,430
Medical Equipment	12,107,711		—	—	12,107,711
Metals & Minerals: Diversified	4,505,822		—	—	4,505,822
Pharmaceuticals	17,206,091		—	—	17,206,091
Publishing	4,732,814		—	—	4,732,814
Recreational Vehicles & Boats	10,754,174		—	—	10,754,174
Restaurants	3,556,253		—	—	3,556,253
Scientific Instruments: Pollution Control	3,224,036		—	—	3,224,036
Semiconductors & Components	7,533,143		—	—	7,533,143
Shipping	3,281,265		—	—	3,281,265
Utilities: Electrical	5,398,675		—	—	5,398,675
Total Common Stocks	288,092,944		—	7,048,740	295,141,684
Convertible Preferred Stocks	—		—	4,301,554	4,301,554
Preferred Stock	—		—	1,740,331	1,740,331
Short-Term Investment - Investment Company	15,565,306		—	—	15,565,306
Total Assets	$303,658,250	$	—	$13,090,625	$316,748,875

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2011, securities with a total value of $24,748,907 transferred from Level 2 to Level 1. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Preferred Stocks	Preferred Stock

Beginning Balance	$5,964,032	$1,546,557	$2,882,562
Purchases	-	1,493,006	-
Sales	-	-	-
Amortization of discount	-	-	-
Transfers in	-	-	-
Transfers out	-	-	-
Change in unrealized appreciation (depreciation)	1,084,708	1,261,991	(1,142,231)
Realized gains (losses)	-	-	-

Ending Balance	$7,048,740	$4,301,554	$1,740,331

Net change in unrealized appreciation/depreciation from investments still held as of December 31, 2011	$1,084,708	$1,261,991	$(1,142,231)

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid Cap Growth Fund

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
February 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
February 15, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2012